Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at December 31, 2022		As at December 31, 2021		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,219	2,219	2,606	2,606	3	8
Accounts payable	6,735	6,735	7,256	7,256	3	17
Indebtedness to related parties, current	3,374	3,374	—	—	3	18
Bonds, mortgages and other long-term debt	1,489	1,489	—	—	3	33
Indebtedness to related parties, noncurrent	7,946	7,946	15,617	15,617	3	18

	As at December 31, 2021		As at December 31, 2020		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,606	2,606	2,206	2,206	3	8
Accounts payable	7,256	7,256	6,734	6,734	3	18
Indebtedness to related parties, noncurrent	15,617	15,617	12,263	12,263	3	20

SEALS Corp
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at June 30, 2023 (unaudited)		As at December 31, 2022		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,471	3,471	2,219	2,219	3	9
Accounts payable	9,018	9,018	6,735	6,735	3	17
Indebtedness to related parties, current	—	—	3,374	3,374	3	19
Bonds, mortgages and other long-term debt	1,577	1,577	1,489	1,489	3	20
Indebtedness to related parties, noncurrent	12,186	12,186	7,946	7,946	3	19